Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended																																																																																																																												2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended
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C000012080
Account Value [Line Items]
Accumulated Value					$ 19,919	$ 20,665	$ 20,321	$ 19,895	$ 20,447	$ 18,772	$ 16,998	$ 16,263	$ 15,624		$ 14,893	$ 14,328		$ 14,911	$ 15,049	$ 16,110	$ 16,305	$ 15,539		$ 16,642	$ 16,488	$ 17,108	$ 17,395	$ 17,348	$ 16,105	$ 15,698	$ 14,889	$ 16,108	$ 16,052	$ 15,755	$ 15,922	$ 14,165	$ 13,318	$ 14,327	$ 15,060	$ 15,118	$ 14,855	$ 14,777	$ 15,270	$ 15,117	$ 14,885	$ 15,961	$ 15,366	$ 15,935	$ 15,029	$ 13,677	$ 14,154	$ 14,460	$ 13,729	$ 13,610	$ 13,605	$ 15,186	$ 14,706	$ 15,382	$ 17,783	$ 17,959	$ 18,598	$ 18,830	$ 20,076	$ 19,306	$ 19,061	$ 17,661	$ 18,015	$ 17,501	$ 18,271	$ 18,703	$ 17,608	$ 16,844	$ 15,154	$ 15,746	$ 15,765	$ 15,620	$ 15,894	$ 15,637	$ 14,414	$ 12,533	$ 13,243	$ 13,199	$ 13,986	$ 13,862	$ 12,438	$ 11,545	$ 11,932	$ 12,251	$ 12,640	$ 11,569	$ 12,315	$ 12,943	$ 13,052	$ 12,710	$ 11,211	$ 12,625	$ 12,055	$ 14,120	$ 14,140	$ 13,485	$ 12,706	$ 12,533	$ 11,968	$ 12,337	$ 12,490	$ 13,193	$ 12,339	$ 12,157	$ 12,089	$ 12,839	$ 12,828		$ 12,270	$ 11,928	$ 10,992	$ 11,439	$ 11,275	$ 11,411	$ 10,682	$ 10,180	$ 10,514	$ 9,844	$ 11,110	$ 10,782	$ 11,110	$ 9,883	$ 10,723	$ 10,286
C000012040
Account Value [Line Items]
Accumulated Value					37,475	39,440	39,743	39,176	39,154	39,059	38,167	36,823	36,091		35,300	33,592		31,604	31,820	33,722	34,168	33,244		34,057	32,169	32,464	31,786	31,035	30,662	29,601	28,203	29,405	28,489	27,046	26,600	25,445	23,316	23,817	25,010	25,413	24,623	23,097	22,998	22,645	21,843	22,390	21,067	22,356	21,173	19,588	21,575	22,493	20,594	22,447	22,407	24,549	23,670	24,401	25,734	24,631	24,803	23,179	24,310	23,594	23,047	22,522	22,367	21,234	20,343	19,799	20,001	19,261	17,361	17,836	18,540	17,297	16,374	16,056	15,326	13,584	15,499	16,889	16,896	16,402	15,828	15,494	15,209	15,454	15,236	14,233	15,199	14,608	14,329	13,884	12,854	14,131	13,849	14,865	14,782	14,316	13,803	13,719	13,396	13,346	13,694	14,219	13,449	13,301	12,906	12,612	12,357		12,320	12,072	11,997	11,832	11,712	11,698	11,251	11,042	10,829	10,442	10,637	10,635	10,621	10,244	10,218	10,038
C000012047
Account Value [Line Items]
Accumulated Value					35,915	37,778	37,985	37,404	37,405	37,345	36,542	35,326	34,543		33,774	32,129		30,197	30,409	32,322	32,945	31,963		32,962	30,907	31,129	30,500	29,861	29,322	28,438	27,149	28,400	27,514	26,098	25,814	24,505	22,396	23,017	24,174	24,654	23,797	22,271	22,175	21,955	21,391	21,899	20,470	21,748	20,658	19,101	21,066	21,892	20,014	21,851	21,893	24,063	23,310	23,910	25,433	24,499	24,866	23,300	24,409	23,731	23,330	22,753	22,652	21,543	20,818	20,173	20,243	19,378	17,265	17,641	18,317	17,089	16,175	15,811	15,007	13,251	15,372	16,742	16,765	16,295	15,701	15,376	15,115	15,425	15,202	14,208	15,187	14,607	14,401	13,915	12,810	14,126	13,848	14,952	14,930	14,429	13,960	13,869	13,489	13,440	13,713	14,238	13,522	13,388	12,989	12,713	12,406		12,382	12,156	12,044	11,924	11,802	11,792	11,372	11,154	10,940	10,477	10,717	10,699	10,668	10,261	10,242	10,062
C000012082
Account Value [Line Items]
Accumulated Value					67,150	70,379	73,092	73,164	73,884	75,837	71,368	66,375	65,646		63,583	58,112		52,506	51,277	56,622	59,385	57,689		57,241	54,013	54,233	52,618	51,823	53,248	49,294	46,134	48,638	47,514	44,000	42,123	39,680	35,085	35,894	38,177	38,683	36,818	34,906	31,681	31,796	28,998	29,383	26,218	28,542	26,893	25,789	29,220	30,993	27,457	30,497	30,974	36,156	35,190	37,110	40,877	40,438	40,043	37,580	39,946	38,482	37,580	35,252	35,667	33,553	33,321	32,267	32,522	31,156	27,936	28,719	30,436	27,670	25,943	24,556	22,842	19,678	21,743	23,265	22,437	21,690	20,709	20,066	20,037	20,573	19,930	18,542	20,236	19,011	18,262	17,443	15,836	17,221	17,281	19,261	19,322	18,003	17,710	17,667	16,584	16,457	16,987	16,918	15,444	15,451	15,271	14,202	14,059		13,768	13,201	13,514	12,941	12,613	12,330	11,811	11,263	11,155	11,155	11,230	10,928	10,702	9,966	10,200	9,680
C000012085
Account Value [Line Items]
Accumulated Value					40,163	40,937	45,280	53,049	52,248	57,981	57,716	54,244	56,033		54,995	52,065		48,277	44,715	48,904	51,605	50,228		52,593	45,822	44,864	43,571	42,471	43,576	39,169	39,622	42,830	43,221	42,211	40,703	39,335	33,880	34,236	36,145	36,555	34,714	32,900	29,761	30,549	27,961	28,328	25,685	27,299	26,879	25,121	28,219	29,629	27,069	28,688	30,102	34,538	34,335	35,711	39,865	41,584	44,068	40,039	42,434	40,456	39,184	36,002	36,220	34,243	35,578	35,033	35,521	33,843	30,521	31,286	32,524	29,641	28,524	26,823	24,164	21,046	23,425	24,806	23,242	23,138	21,435	21,134	21,540	22,148	21,800	20,584	22,136	21,019	20,655	19,166	17,298	18,494	18,253	20,419	20,003	18,473	18,187	18,216	17,290	16,898	17,076	16,936	15,385	15,516	15,573	14,562	14,679		14,151	13,626	13,782	12,999	12,582	12,212	11,657	10,822	11,119	11,180	11,292	11,188	10,958	10,452	10,550	9,974
C000012202
Account Value [Line Items]
Accumulated Value					26,322	27,693	27,408	25,960	25,814	25,546	24,441	23,288	21,309		20,878	19,432		18,004	18,092	20,006	21,165	21,141		22,448	20,112	19,980	20,075	20,642	18,455	18,895	17,974	19,492	19,020	17,907	18,634	16,311	14,905	16,064	17,163	18,394	17,465	16,395	16,174	16,608	18,232	18,780	17,081	17,850	17,868	16,325	18,071	18,039	16,398	18,070	18,146	20,247	19,976	19,779	21,929	21,824	23,042	22,550	23,239	22,438	23,760	23,279	22,912	22,856	22,351	21,078	18,450	17,127	14,230	14,039	14,505	13,687	13,533	12,742	11,956	10,378	13,569	14,569	15,289	14,468	13,834	13,481	13,175	14,060	14,240	13,405	14,386	14,114	14,554	13,792	12,485	14,207	14,290	16,044	16,595	15,904	15,911	15,723	14,657	14,473	14,256	14,725	14,364	14,444	14,109	14,136	13,065		13,178	13,250	12,602	12,901	12,760	12,658	12,534	12,742	12,183	10,909	11,569	11,238	10,947	10,399	10,463	10,328
C000254700
Account Value [Line Items]
Accumulated Value			$ 9,914	$ 10,000																			$ 10,419																																																																																																												$ 10,676			$ 10,786			$ 10,494			$ 9,673			$ 9,818			$ 10,816			$ 11,523			$ 11,885		$ 12,074		$ 12,694		$ 13,397	$ 13,077	$ 13,064	$ 13,237	$ 12,794	$ 12,247
C000254699
Account Value [Line Items]
Accumulated Value			9,902	10,000																			10,472																																																																																																												9,778			10,341			10,184			9,537			9,676			10,205			10,746			10,705		10,615		11,351		11,453	11,242	11,249	11,373	11,409	10,731
C000012086
Account Value [Line Items]
Accumulated Value					28,528	28,330	25,383	22,673	22,460	21,375	22,003	21,386	20,086		19,721	18,912		18,490	20,139	19,607	19,350	18,820		20,694	19,467	19,299	19,574	19,809	19,131	19,654	19,282	19,433	17,590	17,157	17,502	17,328	17,015	17,735	17,727	17,641	16,434	15,313	16,762	16,475	16,497	17,812	16,972	17,718	17,064	14,370	15,886	15,796	14,707	17,508	15,917	16,443	15,051	14,054	12,727	12,251	12,833	11,782	11,339	11,454	12,098	12,068	11,281	10,901	10,452	9,253	9,139	8,784	7,513	7,692	8,514	8,434	8,334	8,266	8,063	6,354	9,130	10,404	11,347	10,599	10,436	10,570	10,268	10,824	11,081	10,215	11,294	11,254	11,069	10,934	9,700	10,923	11,157	12,684	12,584	13,101	12,967	12,862	12,487	11,587	11,389	12,634	12,348	11,692	11,515	11,674	10,825		11,262	10,883	10,949	11,367	11,726	11,797	12,172	12,261	12,174	11,299	11,692	11,273	11,252	11,232	10,851	11,137
C000012074
Account Value [Line Items]
Accumulated Value					25,465	26,815	26,600	25,248	25,402	25,161	24,716	23,968	22,374		21,996	20,870		19,814	20,280	21,762	22,987	22,405		24,427	22,014	22,339	22,185	22,525	20,457	20,648	19,664	21,155	20,427	19,336	20,120	17,932	16,443	17,645	18,750	19,740	18,612	17,220	17,382	17,701	18,590	18,908	17,225	18,421	18,001	16,218	17,938	18,309	16,579	18,069	18,044	20,030	19,784	19,577	21,662	21,192	22,119	21,218	21,869	21,394	22,196	21,778	21,735	21,289	21,080	19,845	18,899	17,397	14,688	14,388	14,888	14,093	13,715	13,253	12,441	10,936	13,972	15,257	15,763	15,322	14,717	14,340	14,050	14,780	14,696	13,727	14,885	14,397	14,707	13,981	12,568	14,262	14,040	15,751	16,138	15,471	15,206	15,101	14,237	14,114	13,935	14,495	14,125	14,181	13,785	13,670	12,867		13,033	12,936	12,505	12,764	12,625	12,607	12,369	12,320	11,986	10,784	11,319	11,194	11,001	10,381	10,387	10,158
C000012073
Account Value [Line Items]
Accumulated Value					25,352	27,059	27,124	26,088	26,431	26,612	25,778	24,749	23,367		22,979	21,708		20,402	20,535	22,219	23,831	23,104		25,168	22,421	22,723	22,426	22,676	20,963	21,000	19,936	21,601	21,016	19,439	20,083	17,935	16,438	17,812	19,070	20,118	19,226	17,761	17,760	17,966	18,424	18,625	16,937	18,097	17,806	16,265	17,872	18,037	16,218	17,290	17,622	20,085	19,995	19,908	22,991	22,892	24,071	22,996	23,914	23,490	24,378	23,293	23,978	23,470	24,236	23,464	22,386	20,474	17,407	17,275	17,655	16,678	16,126	15,534	14,192	12,349	15,268	16,457	16,641	16,268	15,364	14,938	15,061	15,740	15,588	14,473	15,634	15,173	15,382	14,450	12,954	14,669	14,444	16,537	16,933	15,939	15,669	15,550	14,629	14,616	14,421	14,845	14,287	14,271	13,872	13,660	12,955		12,969	12,858	12,431	12,543	12,316	12,170	11,879	11,688	11,530	10,582	11,281	11,121	11,003	10,326	10,374	10,101
C000012072
Account Value [Line Items]
Accumulated Value					24,597	25,534	25,054	23,448	23,413	22,775	22,719	22,273	20,538		20,187	19,241		18,467	19,239	20,471	21,288	20,861		22,761	20,761	21,095	21,085	21,493	19,173	19,504	18,635	19,908	19,078	18,477	19,362	17,224	15,804	16,806	17,731	18,631	17,341	16,075	16,398	16,821	18,116	18,542	16,922	18,112	17,581	15,618	17,394	17,961	16,375	18,177	17,836	19,343	18,976	18,671	19,831	19,058	19,737	19,016	19,408	18,906	19,611	19,735	19,146	18,768	17,843	16,309	15,499	14,364	12,042	11,628	12,196	11,571	11,338	11,026	10,712	9,537	12,666	14,030	14,831	14,331	14,005	13,676	13,010	13,781	13,762	12,941	14,095	13,583	13,988	13,467	12,140	13,808	13,590	14,929	15,310	14,956	14,697	14,611	13,811	13,578	13,413	14,117	13,944	14,078	13,687	13,671	12,768		13,091	13,011	12,572	12,977	12,925	13,034	12,851	12,943	12,433	10,976	11,345	11,257	10,993	10,431	10,397	10,210
C000183467
Account Value [Line Items]
Accumulated Value					22,224	23,425	22,894	21,787	21,788	21,464	21,327	20,980	19,923		19,551	18,684		17,638	18,009	19,216	20,158	19,481		21,082	19,184	19,365	19,080	19,142	17,804	18,089	17,365	18,596	17,869	16,950	17,409	15,727	14,419	15,358	16,264	16,933	16,130	14,868	15,124	15,321	15,922	16,305	14,815	15,754	15,124	13,791	15,249	15,658	14,180	15,685	15,628	17,081	16,822	16,637	18,138	17,561	18,338	17,481	18,043	17,644	17,959	17,753	17,709	17,053	16,750	15,727	15,364	14,276	12,288	12,064	12,378	11,850	11,383	11,063	10,299	8,989	11,461	12,530	12,783	12,522	12,008	11,780	11,577	12,057	11,928	11,141	11,998	11,593	11,688	11,164	10,010	11,245	11,031	12,283	12,469	11,956	11,732	11,655	11,129	11,096	10,991	11,457	11,122	11,086	10,736	10,578	10,117	$ 10,198
C000012068
Account Value [Line Items]
Accumulated Value					27,728	29,292	28,212	27,378	27,459	27,115	27,345	27,105	26,445		25,967	25,037		23,688	23,938	25,104	25,844	24,795		26,675	24,516	24,655	24,122	23,645	22,583	22,737	22,109	23,375	22,407	21,224	21,534	19,990	18,138	19,094	20,108	20,832	20,040	18,499	19,032	19,135	19,436	19,920	18,394	19,447	18,347	16,853	18,576	19,180	17,458	19,396	19,383	21,004	20,484	20,634	22,277	21,406	22,183	20,938	21,841	21,305	21,145	20,842	20,680	19,682	19,165	18,156	18,204	17,393	15,284	15,189	15,496	14,971	14,141	13,893	12,981	11,352	14,100	15,443	15,571	15,223	14,698	14,547	14,270	14,689	14,485	13,556	14,444	13,918	13,800	13,235	11,949	13,254	12,937	14,112	14,204	13,779	13,446	13,355	13,061	13,083	13,076	13,642	13,148	13,030	12,607	12,402	12,069		12,164	11,989	11,873	11,767	11,679	11,700	11,379	11,112	10,989	10,428	10,771	10,751	10,781	10,312	10,267	10,103
C000012066
Account Value [Line Items]
Accumulated Value					29,605	31,590	31,345	31,622	32,060	32,756	32,852	32,941	32,619		31,968	30,640		27,965	27,061	29,234	31,007	29,156		31,094	27,444	26,980	26,114	25,484	25,339	24,927	24,664	26,190	25,583	23,799	23,932	22,248	19,834	20,903	21,977	22,731	22,066	20,488	20,478	20,782	20,503	20,710	19,050	20,270	19,227	17,828	19,485	20,148	17,954	19,407	20,191	22,756	22,399	22,679	26,041	25,953	27,103	25,332	26,625	25,797	25,538	23,919	24,293	23,005	23,455	23,065	23,147	22,093	19,484	19,461	19,740	19,220	17,800	17,397	15,811	13,671	16,071	17,265	17,108	16,913	16,115	15,824	16,010	16,309	15,944	14,899	15,812	15,135	14,936	14,112	12,660	13,924	13,581	15,077	15,142	14,321	14,022	13,970	13,469	13,601	13,625	14,070	13,319	13,249	12,823	12,477	12,136		12,053	11,857	11,825	11,552	11,385	11,324	11,010	10,657	10,620	10,180	10,613	10,619	10,653	10,152	10,155	9,994
S000091281
Account Value [Line Items]
Accumulated Value		$ 10,000															$ 10,343																																																																																																																	$ 10,927			$ 11,415			$ 11,562			$ 11,823			$ 12,213			$ 12,382			$ 12,494			$ 12,508		$ 12,762		$ 12,806		$ 12,140
S000093347
Account Value [Line Items]
Accumulated Value	$ 10,000													$ 9,987																																																																																																																			$ 10,152			$ 10,343			$ 10,234			$ 10,393			$ 10,441			$ 10,926			$ 11,321			$ 10,694
C000012038
Account Value [Line Items]
Accumulated Value					27,187	28,786	27,214	26,174	26,221	25,924	25,852	25,601	25,018		24,492	23,686		22,308	22,348	23,891	25,307	24,395		26,395	24,270	24,601	24,325	24,510	23,522	23,828	22,889	24,352	23,027	20,993	21,074	19,624	18,241	19,174	20,142	20,573	19,823	18,238	18,763	18,861	19,080	19,240	17,962	19,116	18,079	16,523	18,127	18,759	16,647	18,492	18,635	20,175	20,072	19,881	22,188	21,314	22,103	20,550	21,469	21,169	20,972	20,753	21,124	20,284	19,815	19,036	18,692	17,572	15,626	15,450	15,828	15,328	14,446	14,257	13,092	11,481	13,797	15,074	15,261	14,890	14,437	14,307	14,128	14,579	14,402	13,457	14,374	13,914	13,833	13,236	12,113	13,656	13,217	14,717	14,900	14,355	14,165	14,106	13,562	13,716	13,579	14,125	13,539	13,560	13,085	12,652	12,235		12,364	12,268	12,130	12,077	11,885	11,899	11,534	11,315	11,054	10,451	10,811	10,963	10,898	10,429	10,395	10,066
C000012039
Account Value [Line Items]
Accumulated Value					25,707	27,136	26,507	25,463	25,381	24,630	24,961	24,996	23,900		23,664	22,811		21,824	22,821	23,891	24,645	23,711		25,409	23,348	23,363	23,097	22,953	21,346	21,763	20,794	22,135	21,002	20,605	21,265	19,305	17,623	18,724	19,870	20,646	19,764	18,030	18,710	18,913	19,979	20,551	18,451	19,433	18,255	16,371	18,095	18,628	17,061	18,811	18,420	19,730	19,306	19,068	19,860	18,757	19,216	18,405	19,124	18,678	18,715	19,258	18,895	18,032	16,875	15,409	15,234	14,285	12,256	11,844	12,384	11,932	11,617	11,494	10,917	9,550	12,602	14,106	14,715	14,271	13,886	13,706	13,060	13,804	13,654	12,610	13,960	13,330	13,574	13,062	11,697	13,198	12,831	14,084	14,223	13,872	13,580	13,526	12,979	12,897	12,793	13,477	13,303	13,229	12,758	12,633	12,098		12,355	12,241	11,985	12,173	12,181	12,267	12,034	11,871	11,650	10,595	10,824	10,823	10,783	10,361	10,314	10,171
C000012044
Account Value [Line Items]
Accumulated Value					25,594	26,877	26,111	24,921	25,179	24,566	24,919	24,777	23,498		23,367	22,514		21,235	21,796	23,172	24,628	23,690		26,083	23,461	24,336	24,146	24,555	22,346	22,768	21,593	22,675	21,994	21,095	21,650	19,316	17,971	18,952	20,090	20,792	19,799	18,343	18,308	18,897	19,683	19,845	18,509	19,885	19,048	17,313	19,081	20,005	17,927	19,497	19,233	21,255	21,200	21,118	23,499	22,434	22,902	22,003	22,792	22,320	22,345	22,006	21,986	21,546	21,317	20,400	19,199	17,629	15,037	14,798	15,457	15,009	14,228	13,709	12,942	11,565	14,405	15,840	16,110	15,645	15,131	14,837	14,697	15,293	15,127	14,125	15,272	14,767	15,188	14,538	13,334	15,127	14,760	16,601	17,171	16,105	15,523	15,313	14,304	14,255	13,911	14,424	13,931	14,027	13,580	13,413	12,548		12,858	12,704	12,341	12,597	12,449	12,396	12,186	12,159	11,751	10,512	11,090	11,041	10,870	10,351	10,308	10,029
C000012084
Account Value [Line Items]
Accumulated Value					119,098	127,420	125,218	108,945	107,293	110,772	97,995	88,399	86,484		86,075	73,698		66,214	67,650	74,909	78,408	77,426		77,337	78,272	82,688	82,728	84,198	88,265	83,619	76,465	80,737	77,601	69,777	68,536	61,015	52,544	56,300	60,426	63,297	60,049	56,332	48,718	52,584	48,307	47,611	41,063	45,659	38,376	37,421	43,185	47,637	40,922	49,713	46,712	55,158	55,230	55,954	63,208	61,470	55,193	51,856	54,326	53,023	52,714	50,167	48,908	49,149	48,201	45,334	43,894	41,765	35,196	35,156	35,362	33,386	31,193	28,899	26,955	23,524	26,508	27,787	28,703	26,597	25,550	24,114	23,247	23,791	22,502	19,941	23,888	21,425	20,697	19,469	17,677	18,923	18,322	20,819	21,311	20,768	19,951	20,901	18,815	20,096	20,583	20,537	18,900	19,186	19,192	17,626	16,757		16,286	15,531	16,351	15,038	15,120	14,487	14,085	13,517	13,112	12,244	12,428	11,918	11,379	10,265	10,362	9,535
C000254701
Account Value [Line Items]
Accumulated Value			9,847	10,000																			10,386																																																																																																												10,583			10,653			10,478			9,684			9,756			10,522			11,120			11,540		11,767		12,419		12,832	12,813	12,747	12,562	12,236	11,694
C000012083
Account Value [Line Items]
Accumulated Value					28,656	28,447	25,643	24,862	25,529	26,337	25,268	24,065	24,567		24,115	22,888		21,932	21,387	22,688	23,436	23,280		23,598	22,450	22,717	21,481	21,203	20,157	19,800	18,968	20,548	20,097	19,103	18,382	16,793	15,906	17,547	19,121	19,094	19,973	19,206	18,225	20,249	19,302	19,887	19,565	21,228	21,181	18,259	19,924	19,701	16,641	17,890	18,209	20,910	20,550	20,815	23,817	21,147	20,171	19,466	20,531	20,559	20,511	19,786	18,797	18,918	18,424	18,182	16,792	15,465	13,326	13,109	14,595	15,077	13,874	14,177	13,889	12,136	13,542	14,857	15,438	15,239	14,899	14,838	14,272	15,768	15,138	14,134	16,493	15,720	15,884	14,202	13,181	14,227	13,969	15,317	15,642	14,348	14,512	14,173	14,303	14,256	14,180	13,920	13,306	13,493	12,814	12,736	12,551		12,780	12,614	12,451	12,380	12,531	12,675	12,147	11,990	11,823	11,027	11,239	10,703	10,180	9,582	9,814	9,729
MSCI USA Index
Account Value [Line Items]
Accumulated Value					37,584	39,521	39,872	39,363	39,359	39,348	38,435	37,074	36,360		35,547	33,807		31,758	31,921	33,905	34,447	33,430		34,303	32,282	32,522	31,837	31,088	30,702	29,642	28,291	29,509	28,599	27,143	26,726	25,524	23,325	23,874	25,049	25,478	24,630	23,090	22,941	22,654	21,877	22,412	21,028	22,342	21,189	19,631	21,637	22,519	20,598	22,457	22,506	24,750	23,909	24,631	26,109	25,117	25,372	23,718	24,893	24,180	23,621	22,981	22,871	21,691	20,904	20,372	20,563	19,749	17,701	18,174	18,878	17,559	16,576	16,206	15,404	13,614	15,591	16,976	16,942	16,460	15,863	15,525	15,254	15,524	15,288	14,285	15,249	14,661	14,395	13,928	12,870	14,144	13,874	14,909	14,841	14,365	13,867	13,774	13,446	13,392	13,727	14,250	13,477	13,332	12,938	12,649	12,396		12,355	12,109	12,033	11,871	11,744	11,728	11,284	11,055	10,853	10,474	10,677	10,665	10,649	10,260	10,233	10,049
S&P Total Market Index
Account Value [Line Items]
Accumulated Value					35,939	37,805	38,014	37,431	37,433	37,374	36,570	35,349	34,564		33,793	32,146		30,211	30,420	32,335	32,957	31,977		32,971	30,912	31,134	30,506	29,866	29,327	28,444	27,155	28,407	27,518	26,099	25,814	24,503	22,401	23,021	24,178	24,662	23,804	22,278	22,181	21,961	21,398	21,906	20,478	21,757	20,666	19,107	21,071	21,898	20,020	21,858	21,902	24,073	23,318	23,919	25,447	24,516	24,882	23,316	24,425	23,746	23,344	22,767	22,664	21,557	20,832	20,186	20,251	19,382	17,271	17,647	18,321	17,093	16,178	15,814	15,008	13,251	15,374	16,745	16,766	16,297	15,702	15,376	15,115	15,426	15,203	14,208	15,188	14,606	14,399	13,911	12,808	14,125	13,848	14,955	14,932	14,430	13,963	13,871	13,490	13,442	13,714	14,242	13,524	13,389	12,995	12,719	12,416		12,393	12,164	12,053	11,931	11,808	11,799	11,379	11,162	10,949	10,483	10,718	10,699	10,670	10,262	10,242	10,062
S&P Total Market Index
Account Value [Line Items]
Accumulated Value					35,939	37,805	38,014	37,431	37,433	37,374	36,570	35,349	34,564		33,793	32,146		30,211	30,420	32,335	32,957	31,977		32,971	30,912	31,134	30,506	29,866	29,327	28,444	27,155	28,407	27,518	26,099	25,814	24,503	22,401	23,021	24,178	24,662	23,804	22,278	22,181	21,961	21,398	21,906	20,478	21,757	20,666	19,107	21,071	21,898	20,020	21,858	21,902	24,073	23,318	23,919	25,447	24,516	24,882	23,316	24,425	23,746	23,344	22,767	22,664	21,557	20,832	20,186	20,251	19,382	17,271	17,647	18,321	17,093	16,178	15,814	15,008	13,251	15,374	16,745	16,766	16,297	15,702	15,376	15,115	15,426	15,203	14,208	15,188	14,606	14,399	13,911	12,808	14,125	13,848	14,955	14,932	14,430	13,963	13,871	13,490	13,442	13,714	14,242	13,524	13,389	12,995	12,719	12,416		12,393	12,164	12,053	11,931	11,808	11,799	11,379	11,162	10,949	10,483	10,718	10,699	10,670	10,262	10,242	10,062
S&P Total Market Index
Account Value [Line Items]
Accumulated Value					35,939	37,805	38,014	37,431	37,433	37,374	36,570	35,349	34,564		33,793	32,146		30,211	30,420	32,335	32,957	31,977		32,971	30,912	31,134	30,506	29,866	29,327	28,444	27,155	28,407	27,518	26,099	25,814	24,503	22,401	23,021	24,178	24,662	23,804	22,278	22,181	21,961	21,398	21,906	20,478	21,757	20,666	19,107	21,071	21,898	20,020	21,858	21,902	24,073	23,318	23,919	25,447	24,516	24,882	23,316	24,425	23,746	23,344	22,767	22,664	21,557	20,832	20,186	20,251	19,382	17,271	17,647	18,321	17,093	16,178	15,814	15,008	13,251	15,374	16,745	16,766	16,297	15,702	15,376	15,115	15,426	15,203	14,208	15,188	14,606	14,399	13,911	12,808	14,125	13,848	14,955	14,932	14,430	13,963	13,871	13,490	13,442	13,714	14,242	13,524	13,389	12,995	12,719	12,416		12,393	12,164	12,053	11,931	11,808	11,799	11,379	11,162	10,949	10,483	10,718	10,699	10,670	10,262	10,242	10,062
S&P Total Market Index
Account Value [Line Items]
Accumulated Value					35,939	37,805	38,014	37,431	37,433	37,374	36,570	35,349	34,564		33,793	32,146		30,211	30,420	32,335	32,957	31,977		32,971	30,912	31,134	30,506	29,866	29,327	28,444	27,155	28,407	27,518	26,099	25,814	24,503	22,401	23,021	24,178	24,662	23,804	22,278	22,181	21,961	21,398	21,906	20,478	21,757	20,666	19,107	21,071	21,898	20,020	21,858	21,902	24,073	23,318	23,919	25,447	24,516	24,882	23,316	24,425	23,746	23,344	22,767	22,664	21,557	20,832	20,186	20,251	19,382	17,271	17,647	18,321	17,093	16,178	15,814	15,008	13,251	15,374	16,745	16,766	16,297	15,702	15,376	15,115	15,426	15,203	14,208	15,188	14,606	14,399	13,911	12,808	14,125	13,848	14,955	14,932	14,430	13,963	13,871	13,490	13,442	13,714	14,242	13,524	13,389	12,995	12,719	12,416		12,393	12,164	12,053	11,931	11,808	11,799	11,379	11,162	10,949	10,483	10,718	10,699	10,670	10,262	10,242	10,062
Russell 3000 Index
Account Value [Line Items]
Accumulated Value					36,157	38,049	38,231	37,647	37,655	37,552	36,764	35,537	34,733		33,985	32,342		30,414	30,620	32,516	33,152	32,137		33,150	31,083	31,313	30,678	30,024	29,476	28,591	27,301	28,558	27,666	26,245	25,957	24,650	22,547	23,161	24,320	24,798	23,940	22,410	22,323	22,088	21,513	22,027	20,608	21,890	20,804	19,227	21,192	22,014	20,126	21,963	21,993	24,161	23,402	24,006	25,507	24,541	24,920	23,342	24,438	23,761	23,365	22,803	22,700	21,587	20,840	20,208	20,298	19,425	17,318	17,700	18,369	17,128	16,207	15,845	15,041	13,282	15,400	16,773	16,791	16,320	15,722	15,391	15,125	15,440	15,214	14,216	15,199	14,616	14,405	13,916	12,816	14,131	13,853	14,955	14,930	14,423	13,960	13,869	13,489	13,438	13,713	14,238	13,525	13,391	12,996	12,719	12,416		12,392	12,163	12,054	11,932	11,807	11,799	11,376	11,165	10,952	10,483	10,714	10,698	10,670	10,263	10,242	10,062
Nasdaq US Benchmark Index
Account Value [Line Items]
Accumulated Value			9,859	10,000																			10,515																																																																																																												10,216			10,521			10,321			9,708			9,650			10,276			10,809			11,069		11,316		11,726		12,001	12,011	12,010	12,185	12,093	11,497
Nasdaq US Benchmark Index
Account Value [Line Items]
Accumulated Value			9,859	10,000																			10,515																																																																																																												10,216			10,521			10,321			9,708			9,650			10,276			10,809			11,069		11,316		11,726		12,001	12,011	12,010	12,185	12,093	11,497
S&P Global Broad Market Index (Net)
Account Value [Line Items]
Accumulated Value					28,242	30,490	29,995	29,050	28,753	28,727	28,166	27,248	26,502		26,146	25,016		23,652	23,428	24,360	24,580	23,820		24,472	23,562	24,119	23,560	23,036	22,562	22,172	21,322	22,064	21,397	20,529	20,492	19,467	17,826	18,449	19,247	19,825	19,093	18,045	18,265	18,040	17,621	18,127	16,891	17,550	16,305	15,382	17,031	17,642	16,485	18,033	18,025	19,586	19,217	19,665	20,759	19,979	20,555	19,630	20,432	19,937	19,854	19,626	19,333	18,539	18,091	17,609	17,637	16,802	14,902	15,227	15,713	14,811	14,100	13,664	13,056	11,771	13,749	14,971	15,176	14,658	14,308	13,920	13,638	13,986	13,954	13,118	13,941	13,499	13,364	13,007	12,038	12,976	12,779	13,872	13,849	13,728	13,363	13,453	13,402	13,282	13,533	14,119	13,398	13,182	12,928	12,670	12,406		12,361	12,032	11,959	11,720	11,535	11,400	11,094	10,800	10,573	10,465	10,669	10,592	10,554	10,102	10,176	10,161
Russell 3000 Index
Account Value [Line Items]
Accumulated Value					36,157	38,049	38,231	37,647	37,655	37,552	36,764	35,537	34,733		33,985	32,342		30,414	30,620	32,516	33,152	32,137		33,150	31,083	31,313	30,678	30,024	29,476	28,591	27,301	28,558	27,666	26,245	25,957	24,650	22,547	23,161	24,320	24,798	23,940	22,410	22,323	22,088	21,513	22,027	20,608	21,890	20,804	19,227	21,192	22,014	20,126	21,963	21,993	24,161	23,402	24,006	25,507	24,541	24,920	23,342	24,438	23,761	23,365	22,803	22,700	21,587	20,840	20,208	20,298	19,425	17,318	17,700	18,369	17,128	16,207	15,845	15,041	13,282	15,400	16,773	16,791	16,320	15,722	15,391	15,125	15,440	15,214	14,216	15,199	14,616	14,405	13,916	12,816	14,131	13,853	14,955	14,930	14,423	13,960	13,869	13,489	13,438	13,713	14,238	13,525	13,391	12,996	12,719	12,416		12,392	12,163	12,054	11,932	11,807	11,799	11,376	11,165	10,952	10,483	10,714	10,698	10,670	10,263	10,242	10,062
Russell 3000 Index
Account Value [Line Items]
Accumulated Value					36,157	38,049	38,231	37,647	37,655	37,552	36,764	35,537	34,733		33,985	32,342		30,414	30,620	32,516	33,152	32,137		33,150	31,083	31,313	30,678	30,024	29,476	28,591	27,301	28,558	27,666	26,245	25,957	24,650	22,547	23,161	24,320	24,798	23,940	22,410	22,323	22,088	21,513	22,027	20,608	21,890	20,804	19,227	21,192	22,014	20,126	21,963	21,993	24,161	23,402	24,006	25,507	24,541	24,920	23,342	24,438	23,761	23,365	22,803	22,700	21,587	20,840	20,208	20,298	19,425	17,318	17,700	18,369	17,128	16,207	15,845	15,041	13,282	15,400	16,773	16,791	16,320	15,722	15,391	15,125	15,440	15,214	14,216	15,199	14,616	14,405	13,916	12,816	14,131	13,853	14,955	14,930	14,423	13,960	13,869	13,489	13,438	13,713	14,238	13,525	13,391	12,996	12,719	12,416		12,392	12,163	12,054	11,932	11,807	11,799	11,376	11,165	10,952	10,483	10,714	10,698	10,670	10,263	10,242	10,062
Russell 3000 Index
Account Value [Line Items]
Accumulated Value					36,157	38,049	38,231	37,647	37,655	37,552	36,764	35,537	34,733		33,985	32,342		30,414	30,620	32,516	33,152	32,137		33,150	31,083	31,313	30,678	30,024	29,476	28,591	27,301	28,558	27,666	26,245	25,957	24,650	22,547	23,161	24,320	24,798	23,940	22,410	22,323	22,088	21,513	22,027	20,608	21,890	20,804	19,227	21,192	22,014	20,126	21,963	21,993	24,161	23,402	24,006	25,507	24,541	24,920	23,342	24,438	23,761	23,365	22,803	22,700	21,587	20,840	20,208	20,298	19,425	17,318	17,700	18,369	17,128	16,207	15,845	15,041	13,282	15,400	16,773	16,791	16,320	15,722	15,391	15,125	15,440	15,214	14,216	15,199	14,616	14,405	13,916	12,816	14,131	13,853	14,955	14,930	14,423	13,960	13,869	13,489	13,438	13,713	14,238	13,525	13,391	12,996	12,719	12,416		12,392	12,163	12,054	11,932	11,807	11,799	11,376	11,165	10,952	10,483	10,714	10,698	10,670	10,263	10,242	10,062
Russell 3000 Index
Account Value [Line Items]
Accumulated Value					29,912	31,478	31,628	31,145	31,151	31,066	30,414	29,400	28,735		28,115	26,756		25,161	25,331	26,900	27,426	26,587		27,425	25,714	25,904	25,379	24,839	24,385	23,653	22,586	23,626	22,887	21,712	21,474	20,392	18,653	19,161	20,119	20,515	19,805	18,539	18,468	18,273	17,797	18,223	17,049	18,109	17,211	15,906	17,532	18,212	16,650	18,170	18,194	19,988	19,360	19,860	21,102	20,302	20,616	19,310	20,217	19,657	19,330	18,865	18,779	17,858	17,240	16,718	16,793	16,070	14,327	14,643	15,196	14,170	13,408	13,109	12,443	10,988	12,740	13,876	13,891	13,501	13,007	12,733	12,513	12,774	12,586	11,760	12,574	12,091	11,917	11,512	10,602	11,690	11,461	12,372	12,351	11,932	11,549	11,474	11,159	11,117	11,344	11,779	11,189	11,078	10,752	10,522	10,272	10,252
Russell 3000 Index
Account Value [Line Items]
Accumulated Value					36,157	38,049	38,231	37,647	37,655	37,552	36,764	35,537	34,733		33,985	32,342		30,414	30,620	32,516	33,152	32,137		33,150	31,083	31,313	30,678	30,024	29,476	28,591	27,301	28,558	27,666	26,245	25,957	24,650	22,547	23,161	24,320	24,798	23,940	22,410	22,323	22,088	21,513	22,027	20,608	21,890	20,804	19,227	21,192	22,014	20,126	21,963	21,993	24,161	23,402	24,006	25,507	24,541	24,920	23,342	24,438	23,761	23,365	22,803	22,700	21,587	20,840	20,208	20,298	19,425	17,318	17,700	18,369	17,128	16,207	15,845	15,041	13,282	15,400	16,773	16,791	16,320	15,722	15,391	15,125	15,440	15,214	14,216	15,199	14,616	14,405	13,916	12,816	14,131	13,853	14,955	14,930	14,423	13,960	13,869	13,489	13,438	13,713	14,238	13,525	13,391	12,996	12,719	12,416		12,392	12,163	12,054	11,932	11,807	11,799	11,376	11,165	10,952	10,483	10,714	10,698	10,670	10,263	10,242	10,062
Russell 3000 Index
Account Value [Line Items]
Accumulated Value					36,157	38,049	38,231	37,647	37,655	37,552	36,764	35,537	34,733		33,985	32,342		30,414	30,620	32,516	33,152	32,137		33,150	31,083	31,313	30,678	30,024	29,476	28,591	27,301	28,558	27,666	26,245	25,957	24,650	22,547	23,161	24,320	24,798	23,940	22,410	22,323	22,088	21,513	22,027	20,608	21,890	20,804	19,227	21,192	22,014	20,126	21,963	21,993	24,161	23,402	24,006	25,507	24,541	24,920	23,342	24,438	23,761	23,365	22,803	22,700	21,587	20,840	20,208	20,298	19,425	17,318	17,700	18,369	17,128	16,207	15,845	15,041	13,282	15,400	16,773	16,791	16,320	15,722	15,391	15,125	15,440	15,214	14,216	15,199	14,616	14,405	13,916	12,816	14,131	13,853	14,955	14,930	14,423	13,960	13,869	13,489	13,438	13,713	14,238	13,525	13,391	12,996	12,719	12,416		12,392	12,163	12,054	11,932	11,807	11,799	11,376	11,165	10,952	10,483	10,714	10,698	10,670	10,263	10,242	10,062
S&P Total Market Index
Account Value [Line Items]
Accumulated Value		10,000															10,346																																																																																																																	11,009			11,573			11,837			12,106			12,524			12,799			12,819			12,818		13,018		12,947		12,308
S&P Total Market Index
Account Value [Line Items]
Accumulated Value	10,000													10,176																																																																																																																			10,407			10,767			11,003			11,021			11,020			11,192			11,131			10,581
S&P Total Market Index
Account Value [Line Items]
Accumulated Value					35,939	37,805	38,014	37,431	37,433	37,374	36,570	35,349	34,564		33,793	32,146		30,211	30,420	32,335	32,957	31,977		32,971	30,912	31,134	30,506	29,866	29,327	28,444	27,155	28,407	27,518	26,099	25,814	24,503	22,401	23,021	24,178	24,662	23,804	22,278	22,181	21,961	21,398	21,906	20,478	21,757	20,666	19,107	21,071	21,898	20,020	21,858	21,902	24,073	23,318	23,919	25,447	24,516	24,882	23,316	24,425	23,746	23,344	22,767	22,664	21,557	20,832	20,186	20,251	19,382	17,271	17,647	18,321	17,093	16,178	15,814	15,008	13,251	15,374	16,745	16,766	16,297	15,702	15,376	15,115	15,426	15,203	14,208	15,188	14,606	14,399	13,911	12,808	14,125	13,848	14,955	14,932	14,430	13,963	13,871	13,490	13,442	13,714	14,242	13,524	13,389	12,995	12,719	12,416		12,393	12,164	12,053	11,931	11,808	11,799	11,379	11,162	10,949	10,483	10,718	10,699	10,670	10,262	10,242	10,062
S&P Total Market Index
Account Value [Line Items]
Accumulated Value					35,939	37,805	38,014	37,431	37,433	37,374	36,570	35,349	34,564		33,793	32,146		30,211	30,420	32,335	32,957	31,977		32,971	30,912	31,134	30,506	29,866	29,327	28,444	27,155	28,407	27,518	26,099	25,814	24,503	22,401	23,021	24,178	24,662	23,804	22,278	22,181	21,961	21,398	21,906	20,478	21,757	20,666	19,107	21,071	21,898	20,020	21,858	21,902	24,073	23,318	23,919	25,447	24,516	24,882	23,316	24,425	23,746	23,344	22,767	22,664	21,557	20,832	20,186	20,251	19,382	17,271	17,647	18,321	17,093	16,178	15,814	15,008	13,251	15,374	16,745	16,766	16,297	15,702	15,376	15,115	15,426	15,203	14,208	15,188	14,606	14,399	13,911	12,808	14,125	13,848	14,955	14,932	14,430	13,963	13,871	13,490	13,442	13,714	14,242	13,524	13,389	12,995	12,719	12,416		12,393	12,164	12,053	11,931	11,808	11,799	11,379	11,162	10,949	10,483	10,718	10,699	10,670	10,262	10,242	10,062
S&P Total Market Index
Account Value [Line Items]
Accumulated Value					35,939	37,805	38,014	37,431	37,433	37,374	36,570	35,349	34,564		33,793	32,146		30,211	30,420	32,335	32,957	31,977		32,971	30,912	31,134	30,506	29,866	29,327	28,444	27,155	28,407	27,518	26,099	25,814	24,503	22,401	23,021	24,178	24,662	23,804	22,278	22,181	21,961	21,398	21,906	20,478	21,757	20,666	19,107	21,071	21,898	20,020	21,858	21,902	24,073	23,318	23,919	25,447	24,516	24,882	23,316	24,425	23,746	23,344	22,767	22,664	21,557	20,832	20,186	20,251	19,382	17,271	17,647	18,321	17,093	16,178	15,814	15,008	13,251	15,374	16,745	16,766	16,297	15,702	15,376	15,115	15,426	15,203	14,208	15,188	14,606	14,399	13,911	12,808	14,125	13,848	14,955	14,932	14,430	13,963	13,871	13,490	13,442	13,714	14,242	13,524	13,389	12,995	12,719	12,416		12,393	12,164	12,053	11,931	11,808	11,799	11,379	11,162	10,949	10,483	10,718	10,699	10,670	10,262	10,242	10,062
MSCI USA Index
Account Value [Line Items]
Accumulated Value					37,584	39,521	39,872	39,363	39,359	39,348	38,435	37,074	36,360		35,547	33,807		31,758	31,921	33,905	34,447	33,430		34,303	32,282	32,522	31,837	31,088	30,702	29,642	28,291	29,509	28,599	27,143	26,726	25,524	23,325	23,874	25,049	25,478	24,630	23,090	22,941	22,654	21,877	22,412	21,028	22,342	21,189	19,631	21,637	22,519	20,598	22,457	22,506	24,750	23,909	24,631	26,109	25,117	25,372	23,718	24,893	24,180	23,621	22,981	22,871	21,691	20,904	20,372	20,563	19,749	17,701	18,174	18,878	17,559	16,576	16,206	15,404	13,614	15,591	16,976	16,942	16,460	15,863	15,525	15,254	15,524	15,288	14,285	15,249	14,661	14,395	13,928	12,870	14,144	13,874	14,909	14,841	14,365	13,867	13,774	13,446	13,392	13,727	14,250	13,477	13,332	12,938	12,649	12,396		12,355	12,109	12,033	11,871	11,744	11,728	11,284	11,055	10,853	10,474	10,677	10,665	10,649	10,260	10,233	10,049
S&P Total Market Index
Account Value [Line Items]
Accumulated Value			9,861	10,000																			10,518																																																																																																												10,200			10,513			10,315			9,704			9,637			10,254			10,780			11,026		11,276		11,665		11,922	11,941	11,940	12,126	12,060	11,464
S&P Total Market Index
Account Value [Line Items]
Accumulated Value					35,939	37,805	38,014	37,431	37,433	37,374	36,570	35,349	34,564		33,793	32,146		30,211	30,420	32,335	32,957	31,977		32,971	30,912	31,134	30,506	29,866	29,327	28,444	27,155	28,407	27,518	26,099	25,814	24,503	22,401	23,021	24,178	24,662	23,804	22,278	22,181	21,961	21,398	21,906	20,478	21,757	20,666	19,107	21,071	21,898	20,020	21,858	21,902	24,073	23,318	23,919	25,447	24,516	24,882	23,316	24,425	23,746	23,344	22,767	22,664	21,557	20,832	20,186	20,251	19,382	17,271	17,647	18,321	17,093	16,178	15,814	15,008	13,251	15,374	16,745	16,766	16,297	15,702	15,376	15,115	15,426	15,203	14,208	15,188	14,606	14,399	13,911	12,808	14,125	13,848	14,955	14,932	14,430	13,963	13,871	13,490	13,442	13,714	14,242	13,524	13,389	12,995	12,719	12,416		12,393	12,164	12,053	11,931	11,808	11,799	11,379	11,162	10,949	10,483	10,718	10,699	10,670	10,262	10,242	10,062
NYSE Biotechnology Index (Spliced)
Account Value [Line Items]
Accumulated Value					20,602	21,365	21,003	20,558	21,120	19,384	17,543	16,781	16,121		15,363	14,777		15,374	15,510	16,598	16,795	16,004		17,133	16,972	17,605	17,895	17,843	16,564	16,141	15,304	16,552	16,491	16,180	16,347	14,536	13,662	14,691	15,440	15,495	15,219	15,137	15,636	15,477	15,238	16,336	15,722	16,299	15,368	13,982	14,464	14,772	14,021	13,892	13,884	15,494	14,998	15,684	18,127	18,301	18,947	19,177	20,440	19,650	19,394	17,960	18,313	17,784	18,568	19,001	17,882	17,100	15,378	15,974	15,983	15,832	16,106	15,840	14,598	12,692	13,400	13,352	14,145	14,016	12,571	11,668	12,057	12,376	12,769	11,684	12,434	13,063	13,170	12,820	11,306	12,729	12,151	14,227	14,245	13,584	12,795	12,616	12,044	12,413	12,565	13,269	12,405	12,218	12,145	12,894	12,880		12,315	11,968	11,024	11,471	11,304	11,438	10,705	10,199	10,531	9,857	11,123	10,792	11,117	9,888	10,728	10,287
S&P 500
Account Value [Line Items]
Accumulated Value					37,594	39,565	39,868	39,298	39,274	39,178	38,281	36,933	36,199		35,405	33,692		31,696	31,913	33,818	34,265	33,337		34,151	32,258	32,553	31,872	31,117	30,743	29,678	28,276	29,480	28,561	27,114	26,665	25,507	23,372	23,874	25,069	25,475	24,682	23,152	23,052	22,698	21,894	22,442	21,115	22,406	21,220	19,631	21,622	22,541	20,638	22,495	22,454	24,599	23,718	24,450	25,785	24,679	24,851	23,224	24,357	23,638	23,089	22,563	22,406	21,271	20,378	19,832	20,034	19,292	17,389	17,864	18,569	17,324	16,399	16,080	15,349	13,605	15,522	16,914	16,921	16,425	15,850	15,514	15,229	15,474	15,255	14,250	15,217	14,625	14,346	13,900	12,869	14,146	13,864	14,881	14,796	14,329	13,815	13,731	13,408	13,357	13,705	14,229	13,459	13,311	12,915	12,620	12,365		12,327	12,079	12,004	11,838	11,717	11,704	11,257	11,047	10,833	10,446	10,640	10,638	10,623	10,246	10,219	10,039
S&P North American Expanded Technology Sector Index™ (Spliced)
Account Value [Line Items]
Accumulated Value					69,963	73,305	76,109	76,162	76,888	78,897	74,221	69,006	68,228		66,061	60,356		54,515	53,222	58,752	61,605	59,824		59,337	55,972	56,181	54,489	53,649	55,105	50,996	47,712	50,283	49,105	45,459	43,506	40,970	36,253	37,080	39,426	39,937	37,999	36,015	32,675	32,783	29,887	30,275	27,004	29,387	27,678	26,533	30,053	31,866	28,220	31,334	31,815	37,123	36,119	38,076	41,930	41,465	41,043	38,505	40,915	39,402	38,467	36,069	36,485	34,309	34,061	32,973	33,222	31,816	28,516	29,305	31,046	28,216	26,444	25,018	23,264	20,035	22,128	23,669	22,818	22,050	21,044	20,382	20,345	20,882	20,223	18,808	20,522	19,271	18,505	17,668	16,031	17,442	17,498	19,496	19,551	18,209	17,905	17,855	16,752	16,616	17,144	17,069	15,574	15,576	15,388	14,306	14,156		13,857	13,281	13,590	13,008	12,673	12,385	11,859	11,304	11,190	11,188	11,259	10,951	10,719	9,977	10,208	9,683
S&P North American Expanded Technology Software Index™ (Spliced)
Account Value [Line Items]
Accumulated Value					41,349	42,132	46,592	54,579	53,736	59,618	59,329	55,741	57,566		56,481	53,456		49,551	45,878	50,158	52,917	51,490		53,898	46,944	45,947	44,611	43,470	44,587	40,064	40,518	43,784	44,168	43,124	41,578	40,168	34,738	35,100	37,045	37,453	35,554	33,685	30,462	31,259	28,603	28,972	26,260	27,901	27,464	25,658	28,813	30,244	27,623	29,269	30,704	35,217	34,998	36,390	40,609	42,347	44,865	40,748	43,171	41,144	39,833	36,584	36,794	34,773	36,118	35,554	36,039	34,323	30,942	31,707	32,951	30,018	28,878	27,145	24,446	21,286	23,682	25,066	23,476	23,364	21,639	21,328	21,731	22,327	21,972	20,739	22,295	21,161	20,782	19,278	17,392	18,691	18,440	20,621	20,195	18,640	18,345	18,367	17,427	17,025	17,196	17,050	15,482	15,608	15,661	14,638	14,751		14,215	13,681	13,834	13,041	12,619	12,242	11,681	10,841	11,134	11,207	11,315	11,210	10,975	10,464	10,559	9,978
Russell MicroCap® Index
Account Value [Line Items]
Accumulated Value					26,792	28,177	27,876	26,400	26,245	25,968	24,846	23,678	21,672		21,230	19,749		18,294	18,379	20,322	21,495	21,467		22,787	20,412	20,273	20,368	20,944	18,721	19,153	18,229	19,764	19,277	18,148	18,880	16,521	15,092	16,267	17,375	18,612	17,669	16,577	16,346	16,780	18,418	18,970	17,268	18,038	18,054	16,489	18,249	18,220	16,569	18,254	18,325	20,446	20,168	19,964	22,126	22,015	23,234	22,730	23,413	22,602	23,921	23,408	23,031	22,970	22,452	21,177	18,541	17,215	14,294	14,112	14,573	13,755	13,609	12,809	12,013	10,425	13,615	14,614	15,328	14,501	13,858	13,511	13,210	14,096	14,291	13,452	14,430	14,160	14,591	13,833	12,520	14,235	14,327	16,080	16,622	15,937	15,947	15,743	14,684	14,502	14,290	14,757	14,404	14,472	14,126	14,149	13,083		13,193	13,267	12,612	12,908	12,777	12,667	12,536	12,728	12,174	10,907	11,566	11,236	10,941	10,397	10,458	10,324
Nasdaq-100 Top 30 Index
Account Value [Line Items]
Accumulated Value			9,914	10,000																			10,414																																																																																																												10,665			10,770			10,472			9,647			9,788			10,778			11,476			11,914		12,106		12,730		13,437	13,118	13,106	13,283	12,840	12,280
Nasdaq-100 ex Top 30 Index
Account Value [Line Items]
Accumulated Value			9,901	10,000																			10,460																																																																																																												9,760			10,323			10,157			9,501			9,640			10,158			10,693			10,738		10,649		11,390		11,495	11,284	11,294	11,421	11,460	10,765
S&P North American Natural Resources Sector Index™
Account Value [Line Items]
Accumulated Value					30,071	29,852	26,733	23,873	23,637	22,484	23,139	22,476	21,101		20,711	19,851		19,397	21,118	20,551	20,274	19,712		21,663	20,369	20,186	20,463	20,699	19,984	20,522	20,122	20,272	18,341	17,881	18,233	18,044	17,707	18,451	18,434	18,335	17,073	15,901	17,398	17,094	17,111	18,467	17,590	18,355	17,668	14,875	16,435	16,334	15,202	18,087	16,436	16,974	15,529	14,495	13,120	12,623	13,216	12,134	11,672	11,787	12,443	12,408	11,590	11,198	10,728	9,494	9,375	9,007	7,701	7,883	8,717	8,628	8,527	8,453	8,244	6,494	9,321	10,619	11,575	10,809	10,636	10,770	10,456	11,019	11,275	10,387	11,481	11,436	11,243	11,101	9,840	11,081	11,316	12,857	12,751	13,269	13,126	13,013	12,631	11,715	11,506	12,760	12,467	11,797	11,613	11,769	10,907		11,343	10,957	11,019	11,434	11,793	11,861	12,232	12,316	12,225	11,338	11,727	11,303	11,275	11,251	10,863	11,145
Russell 2000 Index
Account Value [Line Items]
Accumulated Value					25,659	27,010	26,794	25,433	25,581	25,338	24,888	24,137	22,527		22,143	21,002		19,937	20,409	21,899	23,137	22,546		24,575	22,146	22,470	22,314	22,653	20,564	20,756	19,764	21,260	20,526	19,427	20,213	18,013	16,518	17,726	18,835	19,827	18,685	17,280	17,441	17,760	18,651	18,972	17,287	18,487	18,065	16,273	17,998	18,374	16,637	18,128	18,101	20,092	19,845	19,635	21,727	21,252	22,177	21,272	21,918	21,438	22,241	21,819	21,774	21,326	21,114	19,875	18,923	17,416	14,706	14,404	14,902	14,107	13,727	13,258	12,448	10,945	13,983	15,268	15,774	15,332	14,726	14,348	14,056	14,786	14,701	13,731	14,889	14,399	14,707	13,980	12,567	14,261	14,038	15,748	16,136	15,469	15,204	15,096	14,232	14,110	13,930	14,491	14,122	14,179	13,782	13,666	12,863		13,029	12,933	12,500	12,760	12,622	12,605	12,366	12,318	11,982	10,780	11,318	11,193	10,999	10,379	10,386	10,157
Russell 2000 Growth Index
Account Value [Line Items]
Accumulated Value					25,440	27,150	27,216	26,175	26,515	26,697	25,861	24,829	23,443		23,050	21,768		20,455	20,587	22,276	23,893	23,161		25,226	22,471	22,773	22,474	22,726	21,006	21,042	19,972	21,638	21,049	19,468	20,113	17,962	16,463	17,839	19,099	20,148	19,248	17,774	17,771	17,980	18,435	18,637	16,950	18,113	17,823	16,278	17,887	18,057	16,239	17,310	17,643	20,111	20,019	19,932	23,017	22,916	24,092	23,015	23,932	23,505	24,394	23,301	23,986	23,474	24,237	23,462	22,383	20,469	17,401	17,270	17,648	16,670	16,116	15,520	14,180	12,342	15,255	16,442	16,625	16,253	15,349	14,925	15,048	15,727	15,574	14,461	15,620	15,158	15,366	14,434	12,939	14,651	14,426	16,516	16,911	15,920	15,651	15,530	14,610	14,596	14,402	14,824	14,268	14,251	13,853	13,642	12,938		12,953	12,843	12,416	12,530	12,303	12,159	11,868	11,679	11,522	10,575	11,276	11,116	10,999	10,324	10,372	10,100
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value					25,032	25,977	25,486	23,850	23,807	23,156	23,098	22,643	20,875		20,513	19,545		18,757	19,542	20,790	21,617	21,182		23,108	21,075	21,410	21,396	21,805	19,437	19,770	18,887	20,172	19,325	18,713	19,603	17,433	15,994	17,008	17,943	18,850	17,527	16,237	16,563	16,987	18,299	18,731	17,099	18,300	17,757	15,772	17,561	18,134	16,534	18,346	18,001	19,515	19,141	18,829	19,995	19,211	19,891	19,160	19,552	19,042	19,749	19,869	19,270	18,888	17,950	16,408	15,588	14,444	12,107	11,688	12,259	11,632	11,397	11,076	10,767	9,585	12,725	14,094	14,898	14,394	14,064	13,732	13,061	13,833	13,811	12,984	14,139	13,624	14,028	13,503	12,172	13,845	13,626	14,966	15,346	14,989	14,729	14,641	13,836	13,600	13,434	14,141	13,969	14,103	13,707	13,689	12,784		13,106	13,023	12,583	12,988	12,937	13,047	12,861	12,954	12,440	10,982	11,355	11,267	10,993	10,431	10,399	10,212
Russell 2500™ Index
Account Value [Line Items]
Accumulated Value					22,250	23,454	22,893	21,806	21,788	21,476	21,333	20,997	19,950		19,572	18,709		17,652	18,024	19,229	20,177	19,486		21,074	19,186	19,365	19,081	19,131	17,808	18,078	17,357	18,603	17,865	16,944	17,399	15,715	14,417	15,349	16,257	16,921	16,120	14,855	15,120	15,320	15,916	16,299	14,817	15,754	15,116	13,793	15,245	15,661	14,193	15,692	15,639	17,096	16,828	16,641	18,151	17,575	18,340	17,483	18,051	17,650	17,965	17,755	17,718	17,037	16,762	15,735	15,359	14,272	12,273	12,055	12,375	11,839	11,385	11,066	10,304	8,995	11,488	12,540	12,800	12,535	12,019	11,793	11,588	12,071	11,946	11,155	12,009	11,603	11,699	11,172	10,018	11,251	11,042	12,290	12,479	11,966	11,739	11,655	11,131	11,105	10,999	11,471	11,132	11,094	10,741	10,577	10,118	$ 10,203
Russell Midcap® Index
Account Value [Line Items]
Accumulated Value					28,156	29,740	28,646	27,796	27,873	27,523	27,752	27,507	26,837		26,348	25,400		24,026	24,277	25,457	26,202	25,132		27,035	24,843	24,978	24,434	23,949	22,871	23,023	22,385	23,663	22,679	21,479	21,789	20,226	18,349	19,313	20,335	21,066	20,262	18,701	19,239	19,341	19,642	20,131	18,587	19,649	18,535	17,024	18,763	19,371	17,631	19,585	19,570	21,203	20,674	20,823	22,480	21,597	22,377	21,120	22,028	21,482	21,318	21,008	20,841	19,831	19,308	18,290	18,338	17,517	15,390	15,293	15,596	15,067	14,231	13,979	13,061	11,421	14,185	15,535	15,660	15,309	14,781	14,627	14,344	14,765	14,557	13,621	14,512	13,980	13,861	13,290	11,996	13,317	12,997	14,175	14,267	13,837	13,501	13,408	13,110	13,130	13,122	13,688	13,191	13,070	12,644	12,437	12,101		12,196	12,019	11,901	11,793	11,703	11,721	11,399	11,130	11,005	10,442	10,784	10,762	10,789	10,318	10,271	10,106
Russell MidCap® Growth Index
Account Value [Line Items]
Accumulated Value					30,213	32,233	31,981	32,261	32,700	33,408	33,502	33,591	33,258		32,596	31,235		28,503	27,577	29,785	31,585	29,691		31,658	27,935	27,455	26,570	25,926	25,770	25,346	25,079	26,625	26,003	24,185	24,316	22,603	20,145	21,228	22,315	23,076	22,398	20,791	20,778	21,084	20,797	21,005	19,319	20,552	19,492	18,072	19,748	20,416	18,190	19,660	20,452	23,047	22,683	22,961	26,363	26,271	27,430	25,633	26,938	26,095	25,829	24,186	24,561	23,254	23,707	23,309	23,387	22,316	19,674	19,649	19,929	19,401	17,965	17,554	15,952	13,792	16,209	17,410	17,249	17,049	16,241	15,945	16,129	16,428	16,053	15,000	15,916	15,231	15,028	14,195	12,732	14,003	13,656	15,157	15,221	14,392	14,089	14,035	13,529	13,658	13,680	14,124	13,367	13,296	12,866	12,516	12,171		12,086	11,888	11,852	11,576	11,407	11,344	11,027	10,671	10,634	10,191	10,623	10,628	10,659	10,156	10,158	9,994
S&P 500 3% Capped Index
Account Value [Line Items]
Accumulated Value		$ 10,000															$ 10,343																																																																																																																	$ 10,928			$ 11,418			$ 11,566			$ 11,827			$ 12,219			$ 12,389			$ 12,502			$ 12,519		$ 12,774		$ 12,820		$ 12,153
S&P 500 ex-S&P 100 Select Index
Account Value [Line Items]
Accumulated Value	$ 10,000													$ 9,988																																																																																																																			$ 10,155			$ 10,348			$ 10,240			$ 10,401			$ 10,451			$ 10,940			$ 11,337			$ 10,710
S&P MidCap 400 Growth Index™
Account Value [Line Items]
Accumulated Value					27,698	29,323	27,718	26,656	26,700	26,395	26,319	26,060	25,464		24,925	24,101		22,695	22,732	24,299	25,736	24,805		26,834	24,671	25,004	24,721	24,906	23,897	24,207	23,249	24,733	23,388	21,318	21,395	19,921	18,514	19,460	20,441	20,875	20,111	18,499	19,028	19,126	19,344	19,504	18,208	19,375	18,323	16,744	18,369	19,010	16,869	18,740	18,880	20,438	20,331	20,136	22,469	21,581	22,379	20,804	21,731	21,422	21,219	20,994	21,368	20,515	20,036	19,248	18,898	17,762	15,793	15,612	15,991	15,482	14,591	14,393	13,215	11,587	13,921	15,207	15,393	15,016	14,556	14,422	14,239	14,692	14,510	13,555	14,476	14,011	13,926	13,323	12,189	13,738	13,292	14,797	14,980	14,431	14,234	14,173	13,625	13,778	13,639	14,185	13,594	13,613	13,133	12,695	12,275		12,402	12,303	12,163	12,108	11,913	11,925	11,557	11,336	11,070	10,464	10,824	10,974	10,907	10,435	10,399	10,068
S&P MidCap 400 Value Index™
Account Value [Line Items]
Accumulated Value					26,229	27,682	27,039	25,968	25,880	25,110	25,445	25,476	24,356		24,112	23,240		22,232	23,245	24,330	25,094	24,138		25,862	23,759	23,770	23,496	23,347	21,705	22,126	21,137	22,498	21,345	20,939	21,606	19,608	17,897	19,015	20,176	20,962	20,065	18,302	18,990	19,195	20,276	20,860	18,726	19,721	18,524	16,609	18,355	18,894	17,302	19,075	18,675	20,000	19,567	19,324	20,121	18,998	19,462	18,636	19,357	18,903	18,938	19,485	19,116	18,239	17,064	15,578	15,401	14,439	12,386	11,967	12,511	12,052	11,732	11,601	11,019	9,637	12,718	14,234	14,846	14,397	14,007	13,823	13,168	13,916	13,761	12,708	14,066	13,427	13,671	13,153	11,775	13,284	12,911	14,169	14,306	13,949	13,654	13,597	13,045	12,960	12,853	13,538	13,362	13,284	12,809	12,682	12,143		12,400	12,282	12,024	12,210	12,213	12,300	12,061	11,896	11,667	10,609	10,836	10,833	10,791	10,367	10,317	10,172
S&P SmallCap 600 Growth Index™
Account Value [Line Items]
Accumulated Value					26,115	27,421	26,637	25,419	25,678	25,044	25,402	25,254	23,948		23,811	22,938		21,632	22,202	23,599	25,080	24,123		26,556	23,883	24,771	24,573	24,983	22,731	23,161	21,961	23,054	22,361	21,443	22,005	19,629	18,260	19,253	20,406	21,118	20,109	18,628	18,591	19,193	19,986	20,148	18,791	20,183	19,329	17,565	19,357	20,293	18,179	19,768	19,497	21,544	21,485	21,400	23,809	22,724	23,196	22,281	23,076	22,596	22,619	22,272	22,248	21,798	21,564	20,637	19,417	17,823	15,203	14,955	15,609	15,154	14,362	13,835	13,060	11,671	14,530	15,973	16,235	15,764	15,241	14,944	14,798	15,397	15,226	14,216	15,366	14,855	15,278	14,620	13,403	15,202	14,831	16,678	17,250	16,175	15,590	15,378	14,361	14,307	13,949	14,470	13,969	14,064	13,615	13,445	12,577		12,886	12,727	12,362	12,615	12,465	12,410	12,199	12,170	11,757	10,519	11,097	11,046	10,875	10,355	10,310	10,030
NYSE Semiconductor Index (Spliced)
Account Value [Line Items]
Accumulated Value					124,811	133,490	131,143	114,053	112,282	115,888	102,483	92,410	90,381		89,935	76,970		69,133	70,624	78,178	81,814	80,764		80,638	81,597	86,183	86,195	87,704	91,905	87,038	79,564	83,982	80,690	72,524	71,214	63,374	54,553	58,446	62,710	65,672	62,277	58,389	50,470	54,468	50,016	49,282	42,488	47,232	39,673	38,674	44,616	49,206	42,257	51,314	48,192	56,895	56,947	57,673	65,132	63,315	56,818	53,365	55,882	54,523	54,188	51,546	50,232	50,464	49,469	46,508	45,011	42,812	36,060	36,005	36,197	34,166	31,909	29,549	27,551	24,033	27,068	28,363	29,292	27,126	26,050	24,576	23,680	24,225	22,901	20,277	24,288	21,773	21,024	19,770	17,942	19,205	18,588	21,115	21,608	21,050	20,211	21,162	19,040	20,328	20,814	20,759	19,096	19,379	19,378	17,790	16,905		16,422	15,654	16,472	15,141	15,217	14,574	14,163	13,587	13,172	12,294	12,475	11,958	11,407	10,284	10,374	9,540
S&P 500 Top 20 Select Index
Account Value [Line Items]
Accumulated Value			$ 9,847	$ 10,000																			$ 10,388																																																																																																												$ 10,588			$ 10,659			$ 10,486			$ 9,692			$ 9,766			$ 10,535			$ 11,135			$ 11,558		$ 11,787		$ 12,443		$ 12,858	$ 12,842	$ 12,777	$ 12,594	$ 12,268	$ 11,727
S&P Data Center, Tower REIT and Communications Equipment Index™ (Spliced)
Account Value [Line Items]
Accumulated Value					$ 29,773	$ 29,543	$ 26,619	$ 25,809	$ 26,491	$ 27,324	$ 26,205	$ 24,945	$ 25,460		$ 24,985	$ 23,703		$ 22,705	$ 22,131	$ 23,468	$ 24,234	$ 24,066		$ 24,382	$ 23,187	$ 23,456	$ 22,168	$ 21,873	$ 20,787	$ 20,410	$ 19,546	$ 21,162	$ 20,693	$ 19,660	$ 18,917	$ 17,266	$ 16,349	$ 18,031	$ 19,642	$ 19,548	$ 20,456	$ 19,660	$ 18,648	$ 20,743	$ 19,763	$ 20,356	$ 20,031	$ 21,726	$ 21,672	$ 18,673	$ 20,371	$ 20,140	$ 17,003	$ 18,273	$ 18,592	$ 21,347	$ 20,971	$ 21,237	$ 24,293	$ 21,556	$ 20,552	$ 19,830	$ 20,906	$ 20,929	$ 20,873	$ 20,127	$ 19,115	$ 19,231	$ 18,722	$ 18,471	$ 17,053	$ 15,703	$ 13,525	$ 13,306	$ 14,814	$ 15,305	$ 14,079	$ 14,385	$ 14,088	$ 12,309	$ 13,724	$ 15,052	$ 15,642	$ 15,436	$ 15,086	$ 15,018	$ 14,440	$ 15,951	$ 15,308	$ 14,286	$ 16,666	$ 15,881	$ 16,040	$ 14,336	$ 13,298	$ 14,349	$ 14,085	$ 15,443	$ 15,767	$ 14,460	$ 14,622	$ 14,280	$ 14,408	$ 14,359	$ 14,280	$ 14,018	$ 13,400	$ 13,584	$ 12,900	$ 12,817	$ 12,628		$ 12,856	$ 12,687	$ 12,520	$ 12,442	$ 12,590	$ 12,729	$ 12,193	$ 12,032	$ 11,861	$ 11,058	$ 11,267	$ 10,725	$ 10,196	$ 9,593	$ 9,823	$ 9,733